COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
14.	COMMITMENTS AND CONTINGENT LIABILITIES

(1)        Operating lease commitments

The Group leases certain buildings and apartments under non-cancelable lease arrangements.  These operating leases expire in various years through 2022. Total lease expense for the year 2012 is RMB 4.3 million.  These leases may be renewed for periods ranging from one to two years.

Future minimum payments under non-cancelable operating leases with initial terms of one year or more consisted of the following at December 31, 2012:

	(In thousands)
	US$	RMB
2013	545	3,425
2014	87	547
2015	71	447
2016	66	412
2017	66	412
2018 and thereafter	298	1,871
Total minimum lease payments	1,133	7,114

(2)     Capital commitments

As of December 31, 2012, the Group has commitments of RMB 42.1 million for the purchase of new machinery and construction project.

(3)     Employment contracts

The Group’s employees in the PRC include engineers, technicians, management administrative personnel, marketing and sales personnel, and factory personnel while employees in U.S. include management, administration and marketing personnel. All of the employees except U.S. employees are contract employees and have entered into renewable employment contracts with the Group’s applicable entities.  Terms of the employment agreements with management, engineers, sales persons and technicians range from two to five years and terms of the employment agreements with support personnel range from six months to one year.

Future minimum payments to employees under employment contracts consisted of the following at December 31, 2012:

	US$	RMB
	(In thousands)
2013	5,592	35,151
2014	4,184	26,275
2015	2,286	14,356
2016	1,163	7,304
2017	1,089	6,836
2018 and thereafter	9,135	57,370
Total minimum employment contract payments	23,449	147,292

   (4)       Licensee agreement

The Group is engaged in a licensee agreement with a third party that designs certain line reactors. This agreement provides us the exclusive right to manufacture, assemble, sell, and maintain the licensed products.  Licensee expense was RMB 1.0 million, RMB 1.2 million and RMB 0.5 million for the years ended December 31, 2012, 2011, and 2010, respectively. These amounts were recorded in the selling and administrative expense.